Note 14 - Related Party Transactions (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Note 14 - Related Party Transactions (Details) [Line Items]
Deposits	$ 331,034,000	$ 315,828,000
Directors and Executive Officers [Member]
Note 14 - Related Party Transactions (Details) [Line Items]
Deposits	$ 806,000	$ 671,000